Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of related party [Abstract]
Schedule of related party transactions

	2017 $	2016 $	2015 $
Short-term employee compensation and benefits	2,596,082	2,753,553	2,941,342
Termination benefits	779,666	1,330,828	—
Share-based payments	459,298	372,008	353,419
	3,835,046	4,456,389	3,294,761